UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2017 (Unaudited)

	Coupon		Maturity	Principal
Bonds and Notes - 140.4%	Rate (%)		Date	Amount ($)[a]		Value ($)
Casinos - 6.8%
Caesars Growth Properties Holdings,
Scd. Notes	9.38		5/1/22	1,225,000		1,332,187
Eldorado Resorts,
Gtd. Notes	7.00		8/1/23	725,000	[b]	786,625
International Game Technology,
Sr. Scd. Notes	6.50		2/15/25	515,000	[b,c]	567,788
MGM Resorts International,
Gtd. Notes	11.38		3/1/18	6,310,000	[b]	6,728,037
MGM Resorts International,
Gtd. Notes	7.75		3/15/22	740,000	[b]	870,425
Scientific Games International,
Gtd. Notes	10.00		12/1/22	4,915,000	[b]	5,406,500
TVL Finance,
Sr. Scd. Notes	GBP	8.50	5/15/23	1,399,500	[c]	2,032,159
						17,723,721
Consumer Discretionary - 15.8%
Alpine Finance Merger,
Sr. Unscd. Notes	6.88		8/1/25	825,000	[c]	841,500
American Axle & Manufacturing,
Gtd. Notes	6.25		4/1/25	185,000	[b,c]	180,838
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50		4/15/22	950,000	[c]	991,563
Beacon Roofing Supply,
Gtd. Notes	6.38		10/1/23	805,000	[b]	869,400
Beazer Homes USA,
Gtd. Notes	8.75		3/15/22	1,100,000	[b]	1,229,250
Brookfield Residential Properties,
Gtd. Notes	6.38		5/15/25	910,000	[c]	946,400
CalAtlantic Group,
Gtd. Notes	8.38		5/15/18	2,025,000	[b]	2,133,844
CBS Radio,
Sr. Unscd. Notes	7.25		11/1/24	1,795,000	[b,c]	1,857,825
CCO Holdings,
Sr. Unscd. Notes	5.75		2/15/26	320,000	[b,c]	343,200
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38		9/15/20	1,194,000	[b,c]	1,220,865
ClubCorp Club Operations,
Gtd. Notes	8.25		12/15/23	3,220,000	[b,c]	3,525,900
DriveTime Automotive Group and
Bridgecrest Acceptance,
Sr. Scd. Notes	8.00		6/1/21	2,835,000	[b,c]	2,856,262
Eldorado Resorts,
Sr. Unscd. Notes	6.00		4/1/25	430,000	[b,c]	457,413
Ferrellgas Partners,
Sr. Unscd. Notes	8.63		6/15/20	1,000,000	[b]	950,000
Mattamy Group,
Sr. Unscd. Notes	6.88 12/15/23			1,815,000	[b,c]	1,862,644
MGM Resorts International,
Gtd. Notes	6.00		3/15/23	485,000	[b]	535,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 15.8% (continued)
Midcontinent Communications &
Midcontinent Finance,
Gtd. Notes	6.88	8/15/23	1,155,000	[b,c]	1,250,287
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	3,675,000	[b,c]	4,002,663
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	960,000	[c]	962,400
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	2,038,000	[b,c]	2,190,850
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	3,675,000	[b,c]	4,001,156
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	2,675,000	[b,c]	2,842,187
Townsquare Media,
Gtd. Notes	6.50	4/1/23	1,285,000	[b,c]	1,299,456
United Rentals North America,
Gtd. Notes	7.63	4/15/22	292,000	[b]	305,870
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,228,528	[b,c]	1,253,099
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	2,270,000	[b]	2,343,775
					41,254,572
Consumer Staples - 2.6%
Kronos Acquisition Holdings,
Sr. Unscd. Notes	9.00	8/15/23	2,830,000	[b,c]	2,830,000
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	2,390,000		2,378,050
Post Holdings,
Gtd. Notes	8.00	7/15/25	1,310,000	[b,c]	1,493,400
					6,701,450
Energy - 16.8%
Alta Mesa Holdings,
Sr. Unscd. Notes	7.88	12/15/24	1,865,000	[b,c]	1,888,312
Archrock Partners,
Gtd. Notes	6.00	4/1/21	240,000	[b]	235,200
Archrock Partners,
Sr. Unscd. Notes	6.00	10/1/22	1,270,000	[b]	1,238,250
California Resources,
Scd. Notes	8.00	12/15/22	685,000	[c]	435,831
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	2,615,000	[b]	2,670,569
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,235,000	[b]	2,503,200
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	495,000	[b]	529,650
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	545,000	[c]	536,144
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	518,000	[c]	549,728
Chesapeake Energy,
Sr. Unscd. Notes	8.00	1/15/25	1,065,000	[c]	1,058,344
CVR Refining,
Gtd. Notes	6.50	11/1/22	2,050,000	[b]	2,075,625
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	2,500,000	[b]	2,806,250
Enviva Partners,
Gtd. Notes	8.50	11/1/21	2,695,000	[b,c]	2,887,019

		Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Energy - 16.8% (continued)
Everest Acquisition Finance,
Scd. Notes		8.00	2/15/25	640,000	[b,c]	480,000
Extraction Oil & Gas and Extraction Finance,
Gtd. Notes		7.88	7/15/21	2,165,000	[b,c]	2,235,362
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	975,000	[b]	955,500
Genesis Energy,
Gtd. Notes		6.75	8/1/22	1,900,000	[b]	1,914,250
Gulfport Energy,
Sr. Unscd. Notes		6.00	10/15/24	1,095,000	[b,c]	1,070,363
Laredo Petroleum,
Gtd. Notes		7.38	5/1/22	1,975,000	[b]	2,002,156
Matador Resources,
Gtd. Notes		6.88	4/15/23	1,955,000	[b]	2,038,087
Murray Energy,
Scd. Notes		11.25	4/15/21	1,570,000	[c]	1,193,200
Nabors Industries,
Gtd. Notes		9.25	1/15/19	1,700,000	[b]	1,853,000
Noble Holding International,
Gtd. Notes		7.75	1/15/24	1,495,000	[b]	1,187,493
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	225,000	[b]	219,375
Oasis Petroleum,
Gtd. Notes		6.88	3/15/22	1,200,000	[b]	1,170,000
PDC Energy,
Gtd. Notes		6.13	9/15/24	1,490,000	[b,c]	1,519,800
Precision Drilling,
Sr. Unscd. Notes		7.75	12/15/23	605,000	[b,c]	598,950
RSP Permian,
Gtd. Notes		6.63	10/1/22	920,000	[b]	959,100
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	2,835,000	[b]	2,579,850
Trinidad Drilling,
Sr. Unscd. Notes		6.63	2/15/25	1,710,000	[b,c]	1,628,775
Unit,
Gtd. Notes		6.63	5/15/21	610,000	[b]	587,125
						43,606,508
Financials - 17.3%
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	[b]	976,100
Ally Financial,
Gtd. Notes		8.00	11/1/31	3,045,000	[b]	3,745,350
Ashton Woods USA,
Sr. Unscd. Notes		6.88	2/15/21	1,050,000	[b,c]	1,076,250
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		650,219
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	1,200,000	[c]	1,689,968
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	427,000	[b,c]	438,209
Eagle Holding Co II,
Sr. Unscd. Notes		7.63	5/15/22	2,245,000	[c]	2,315,156
Exela Intermediate,
Sr. Scd. Notes		10.00	7/15/23	1,260,000	[c]	1,247,400
FBM Finance,
Sr. Unscd. Notes		8.25	8/15/21	2,100,000	[b,c]	2,260,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Financials - 17.3% (continued)
Garfunkelux Holdco 3,
Scd. Bonds	GBP	11.00	11/1/23	1,170,000	[c]	1,693,595
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	595,000		831,824
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	3,740,000	[b,c]	3,754,025
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	[b,c]	1,227,875
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	[b]	1,697,525
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,769,499
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[b]	1,546,713
JPMorgan Chase & Co.,
Jr. Sub. Notes		6.10	12/31/49	1,263,000	[d]	1,371,934
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[b]	2,823,462
Orchestra Borrower,
Scd. Notes		6.75	6/15/22	1,805,000	[c]	1,864,384
Solera,
Sr. Unscd. Notes		10.50	3/1/24	2,650,000	[b,c]	3,057,437
Tempo Acquisition,
Sr. Unscd. Notes		6.75	6/1/25	1,205,000	[c]	1,235,125
USIS Merger Sub,
Sr. Unscd. Notes		6.88	5/1/25	2,620,000	[c]	2,672,400
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	3,055,000	[b,c]	2,955,712
						44,900,287
Health Care - 13.2%
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	530,000	[c]	652,448
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	1,165,000		1,434,155
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,353,000	[b,c]	1,353,000
Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	[b]	1,916,625
Community Health Systems,
Gtd. Notes		6.88	2/1/22	235,000	[b]	206,213
Community Health Systems,
Sr. Scd. Notes		6.25	3/31/23	1,065,000	[b]	1,103,447
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[b]	6,311,012
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	2,445,000	[b]	2,458,447
Jaguar Holding Co II,
Gtd. Notes		6.38	8/1/23	390,000	[b,c]	411,938
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	3,515,000	[b]	3,708,325
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	2,645,000	[b,c]	2,826,844
Prestige Brands,
Gtd. Notes		6.38	3/1/24	890,000	[b,c]	955,638
Synlab Unsecured Bondco,
Gtd. Bonds	EUR	8.25	7/1/23	2,125,000		2,715,667

	Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 13.2% (continued)
Tenet Healthcare,
Sr. Unscd. Notes	8.00	8/1/20	750,000	[b]	760,313
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	2,580,000	[b]	2,747,700
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	2,840,000	[b,c]	2,761,900
Valeant Pharmaceuticals International,
Gtd. Notes	5.88	5/15/23	710,000	[b,c]	612,375
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	720,000	[b,c]	612,000
Valeant Pharmaceuticals International,
Sr. Scd. Notes	6.50	3/15/22	395,000	[b,c]	415,244
Valeant Pharmaceuticals International,
Sr. Scd. Notes	7.00	3/15/24	490,000	[b,c]	516,338
					34,479,629
Industrials - 11.6%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	1,385,000	[b,c]	1,142,625
BlueLine Rental,
Scd. Notes	9.25	3/15/24	2,180,000	[b,c]	2,272,650
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	425,000	[b,c]	458,469
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	1,745,000	[b,c]	1,814,800
Brand Energy & Infrastructure Services,
Sr. Unscd. Notes	8.50	7/15/25	1,625,000	[c]	1,685,937
Cemex,
Sr. Scd. Notes	7.75	4/16/26	1,310,000	[c]	1,501,587
CEMEX Finance,
Sr. Scd. Notes	9.38	10/12/22	1,736,000	[b,c]	1,848,840
Engility,
Gtd. Notes	8.88	9/1/24	730,000	[b]	795,700
Gates Global,
Gtd. Notes	6.00	7/15/22	2,175,000	[b,c]	2,191,312
GFL Environmental,
Sr. Unscd. Notes	9.88	2/1/21	2,630,000	[b,c]	2,873,275
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	1,640,000	[b,c]	1,787,600
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	750,000	[b]	783,750
Patheon Holdings I,
Sr. Unscd. Notes	7.50	2/1/22	1,990,000	[b,c]	2,115,619
RSI Home Products,
Scd. Notes	6.50	3/15/23	1,270,000	[b,c]	1,343,025
Tutor Perini,
Sr. Unscd. Notes	6.88	5/1/25	840,000	[c]	886,200
Welbilt,
Sr. Unscd. Notes	9.50	2/15/24	1,600,000		1,864,000
XPO Logistics,
Gtd. Notes	6.50	6/15/22	1,815,000	[b,c]	1,914,825
XPO Logistics,
Gtd. Notes	6.13	9/1/23	495,000	[b,c]	517,275
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	2,300,000	[b,c]	2,380,500
					30,177,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology - 8.8%
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	1,480,000	[b,c]	1,539,674
Dell International,
Gtd. Notes	7.13	6/15/24	855,000	[b,c]	940,314
First Data,
Gtd. Notes	7.00	12/1/23	4,450,000	[b,c]	4,761,500
Genesys Telecommunications Laboratories,
Gtd. Notes	10.00	11/30/24	2,590,000	[b,c]	2,916,987
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	2,410,000	[b,c]	2,494,350
Infor US,
Gtd. Notes	6.50	5/15/22	1,335,000	[b]	1,388,400
Rackspace Hosting,
Sr. Unscd. Notes	8.63	11/15/24	1,960,000	[b,c]	2,092,300
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	1,274,000	[b,c]	1,299,480
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	1,795,000	[b,c]	1,871,287
Sophia,
Sr. Unscd. Notes	9.00	9/30/23	2,435,000	[b,c]	2,544,575
Western Digital,
Gtd. Notes	10.50	4/1/24	975,000		1,152,625
					23,001,492
Materials - 23.8%
AK Steel,
Gtd. Notes	7.63	10/1/21	540,000	[b]	564,473
AK Steel,
Gtd. Notes	7.00	3/15/27	1,850,000	[b]	1,919,375
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	245,000	[b,c]	267,050
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	185,000	[b,c]	203,963
Anglo American Capital,
Gtd. Notes	9.38	4/8/19	1,350,000	[c]	1,517,062
ArcelorMittal,
Sr. Unscd. Bonds	7.75	10/15/39	245,000	[b,d]	275,931
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	2,000,000	[b]	2,139,800
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	3,490,000	[b,c]	3,830,275
BWAY Holding,
Sr. Unscd. Notes	7.25	4/15/25	3,260,000	[c]	3,317,050
Chemours,
Gtd. Notes	7.00	5/15/25	1,385,000	[b]	1,516,575
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/25	1,225,000	[c]	1,264,812
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	1,930,000	[b,c]	1,852,800
CVR Partners,
Scd. Notes	9.25	6/15/23	2,320,000	[b,c]	2,436,000
First Quantum Minerals,
Gtd. Notes	7.25	4/1/23	1,500,000	[b,c]	1,477,500
FMG Resources August 2006,
Sr. Scd. Notes	9.75	3/1/22	1,625,000	[b,c]	1,858,594
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	1,145,000	[b]	993,059

		Coupon	Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Materials - 23.8% (continued)
Hexion,
Sr. Scd. Notes		10.00	4/15/20	1,125,000	[b]	1,122,188
Hexion,
Sr. Scd. Notes		10.38	2/1/22	1,300,000	[b,c]	1,293,500
Hillman Group,
Gtd. Notes		6.38	7/15/22	1,265,000	[b,c]	1,220,725
Horizon Holdings I,
Gtd. Notes	EUR	7.25	8/1/23	570,000	[c]	692,901
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/22	1,735,000	[c]	2,079,477
Hudbay Minerals,
Gtd. Notes		7.25	1/15/23	735,000	[b,c]	761,644
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	2,190,000	[b,c]	2,304,975
Kraton Polymers,
Gtd. Notes		10.50	4/15/23	985,000	[b,c]	1,142,600
Kraton Polymers,
Gtd. Notes		7.00	4/15/25	1,480,000	[b,c]	1,561,400
Mercer International,
Gtd. Notes		7.75	12/1/22	2,620,000	[b]	2,819,775
Mercer International,
Sr. Unscd. Notes		6.50	2/1/24	255,000	[b,c]	266,906
Novelis,
Gtd. Notes		6.25	8/15/24	840,000	[b,c]	884,100
Novelis,
Gtd. Notes		5.88	9/30/26	665,000	[b,c]	686,613
Peabody Energy,
Sr. Scd. Notes		6.00	3/31/22	380,000	[c]	378,575
Peabody Energy,
Sr. Scd. Notes		6.38	3/31/25	635,000	[c]	627,856
Platform Specialty Products,
Sr. Unscd. Notes		10.38	5/1/21	2,745,000	[b,c]	3,043,519
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	435,000	[b]	455,845
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	2,620,000	[b,c]	2,815,426
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	2,520,000	[b,c]	2,646,000
Summit Materials,
Gtd. Notes		8.50	4/15/22	2,030,000	[b]	2,304,050
Teck Resources,
Gtd. Notes		6.25	7/15/41	880,000	[b]	917,400
Trinseo Materials Operating,
Sr. Unscd. Notes		6.75	5/1/22	2,236,000	[b,c]	2,375,750
Tronox Finance,
Gtd. Notes		6.38	8/15/20	810,000	[b]	814,050
Tronox Finance,
Gtd. Notes		7.50	3/15/22	975,000	[b,c]	1,009,125
Univar USA,
Gtd. Notes		6.75	7/15/23	1,200,000	[b,c]	1,257,000
Venator Materials,
Sr. Unscd. Notes		5.75	7/15/25	1,005,000	[c]	1,017,563
						61,933,282
Real Estate - 1.0%
Uniti Group,
Gtd. Notes		8.25	10/15/23	1,985,000	[b]	2,054,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Real Estate - 1.0% (continued)
Uniti Group,
Gtd. Notes	7.13 1		2/15/24	535,000	[c]	531,656
						2,586,131
Telecommunications - 20.5%
Altice Financing,
Sr. Scd. Bonds	7.50		5/15/26	790,000	[b,c]	878,875
Altice Finco,
Gtd. Notes	7.63		2/15/25	210,000	[b,c]	224,963
Altice Finco,
Scd. Notes	8.13		1/15/24	1,900,000	[b,c]	2,075,750
Altice Luxembourg,
Gtd. Notes	7.75		5/15/22	2,330,000	[b,c]	2,475,625
Altice Luxembourg,
Gtd. Notes	7.63		2/15/25	2,340,000	[b,c]	2,582,775
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75		12/1/23	2,915,000	[b]	3,150,036
Cincinnati Bell,
Gtd. Notes	7.00		7/15/24	985,000	[b,c]	1,031,985
Crystal Almond,
Sr. Scd. Bonds	EUR	10.00	11/1/21	1,150,000		1,431,403
CSC Holdings,
Sr. Unscd. Notes	10.13		1/15/23	4,900,000	[b,c]	5,696,250
Digicel,
Gtd. Notes	6.75		3/1/23	615,000	[c]	580,609
Digicel Group,
Sr. Unscd. Notes	8.25		9/30/20	3,175,000	[c]	2,980,214
Digicel Group,
Sr. Unscd. Notes	7.13		4/1/22	1,425,000	[c]	1,248,727
DISH DBS,
Gtd. Notes	7.75		7/1/26	4,320,000	[b]	5,130,000
Frontier Communications,
Sr. Unscd. Notes	11.00		9/15/25	3,190,000	[b]	2,974,675
Hughes Satellite Systems,
Gtd. Notes	7.63		6/15/21	3,010,000	[b]	3,431,400
Intelsat Jackson Holdings,
Gtd. Notes	7.25		4/1/19	415,000		415,623
Intelsat Jackson Holdings,
Gtd. Notes	7.50		4/1/21	940,000		871,850
Intelsat Jackson Holdings,
Sr. Unscd. Notes	9.75		7/15/25	950,000	[c]	951,188
Sable International Finance,
Gtd. Notes	6.88		8/1/22	2,385,000	[b,c]	2,587,725
Sprint,
Gtd. Notes	7.63		2/15/25	375,000	[b]	432,656
Sprint Capital,
Gtd. Notes	8.75		3/15/32	800,000	[b]	1,010,000
Sprint Communications,
Gtd. Notes	9.00		11/15/18	1,175,000	[b,c]	1,276,708
Sprint Communications,
Sr. Unscd. Notes	11.50		11/15/21	5,325,000	[b]	6,842,625
T-Mobile USA,
Gtd. Bonds	6.84		4/28/23	2,840,000	[b]	3,038,800
						53,320,462
Utilities - 2.2%
Dynegy,
Gtd. Notes	7.63		11/1/24	795,000		775,125

	Coupon		Maturity	Principal
Bonds and Notes - 140.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Utilities - 2.2% (continued)
NRG Energy,
Gtd. Notes	7.88		5/15/21	767,000	[b]	795,763
NRG Energy,
Gtd. Notes	6.63		1/15/27	950,000	[b]	955,938
The Williams Companies,
Sr. Unscd. Notes	7.88		9/1/21	1,335,000	[b]	1,555,275
Viridian Group Fundco II,
Sr. Scd. Notes	EUR	7.50	3/1/20	1,390,000		1,663,860
						5,745,961
Total Bonds and Notes
(cost $354,107,965)						365,431,484
Floating Rate Loan Interests - 1.9%
Financials - 1.1%
New Asurion,
Term Loan	10.21		8/10/21	2,750,000		2,840,241
Information Technology - .8%
Almonde,
Term Loan	8.52		4/28/25	2,040,000		2,083,166
Total Floating Rate Loan Interests
(cost $4,923,533)						4,923,407
Other Investment - 2.0%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $5,189,499)				5,189,499	[e]	5,189,499
Total Investments (cost $364,220,996)				144.3%		375,544,390
Liabilities, Less Cash and Receivables				(44.3%)		(115,204,645)
Net Assets				100.0%		260,339,745

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound

b	Security, or portion thereof, on collateral for Revolving Credit and Security Agreement.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $212,905,886 or 81.78% of net assets.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	140.4
Money Market Investment	2.0
Floating Rate Loan Interests	1.9
144.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	365,431,484	-	361,431,484
Floating Rate Loan Interests†	-	4,923,407	-	4,923,407
Registered Investment Company	5,189,499	-	-	5,189,499
Liabilities ($)
Other Financial Instruments:
Financial Foreign Currency
Exchange Contracts††	-	(435,644)	-	(435,644)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Strategies Fund
June 30, 2017 (Unaudited)

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Barclays Bank
British Pound,
Expiring
7/31/2017	2,450,000	3,107,073	3,194,434	(87,361)
Commonwealth Bank of Australia
Euro,
Expiring
7/31/2017	3,455,000	3,864,918	3,953,014	(88,096)
Goldman Sachs International
British Pound,
Expiring
7/31/2017	2,905,000	3,683,659	3,787,686	(104,027)
Euro,
Expiring
7/31/2017	3,565,000	3,989,657	4,078,870	(89,213)
Morgan Stanley Capital Services
Euro,
Expiring
7/31/2017	2,650,000	2,965,032	3,031,979	(66,947)
Gross Unrealized Depreciation				(435,644)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2017, accumulated net unrealized appreciation on investments was $11,323,394, consisting of $15,613,760 gross unrealized appreciation and $4,290,366 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)